DISCLOSURE OF DETAILED INFORMATION ABOUT EQUIPMENT (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
IfrsStatementLineItems [Line Items]
Net carrying amounts	$ 33,882
Net carrying amounts	22,637	$ 33,882
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at February 1, 2020	53,715	15,174
Additions		36,562
Effect of foreign currency translation	(4,694)	1,979
Property, plant and equipment at end of period	49,021	53,715
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Additions	8,626	5,016
Effect of foreign currency translation	(2,075)	699
Balance at January 31, 2021	19,833	14,118
Balance at January 31, 2022	$ 26,384	$ 19,833